Shareholder Report, Holdings (Details)	Sep. 30, 2024	Jul. 31, 2024
C000143786 [Member] | Powell Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000143786 [Member] | Signet Jewelers Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000143786 [Member] | Delta Air Lines, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000143786 [Member] | Williams-Sonoma, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000143786 [Member] | Freeport-McMoRan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000143786 [Member] | Tapestry, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000143786 [Member] | Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143786 [Member] | Jabil, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143786 [Member] | Ulta Beauty, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143786 [Member] | CVS Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143786 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000143786 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000143786 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000143786 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000143786 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000143786 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000143786 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000143786 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000143786 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143787 [Member] | Rio Tinto Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000143787 [Member] | Fortescue Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000143787 [Member] | Rexel SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000143787 [Member] | SSAB AB - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000143787 [Member] | SKF AB - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000143787 [Member] | easyJet PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143787 [Member] | Aurizon Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143787 [Member] | Cie de Saint-Gobain SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143787 [Member] | Yamazaki Baking Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143787 [Member] | Fortum Oyj [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143787 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000143787 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000143787 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000143787 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000143787 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000143787 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000143787 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000143787 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000143787 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000143787 [Member] | Investments Purchased with Proceeds from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000143787 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000143787 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000143787 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000143787 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000143787 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000143787 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000143787 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000143787 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143787 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000143787 [Member] | PORTUGAL
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000143787 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000143788 [Member] | Vistra Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000143788 [Member] | Constellation Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000143788 [Member] | Zeta Global Holdings Corp. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000143788 [Member] | Fair Isaac Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000143788 [Member] | Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143788 [Member] | Blue Owl Capital, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143788 [Member] | EMCOR Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143788 [Member] | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143788 [Member] | Natera, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143788 [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143788 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		17.70%
C000143788 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		16.10%
C000143788 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.60%
C000143788 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		4.20%
C000143788 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		5.90%
C000143788 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		2.10%
C000143788 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		13.90%
C000143788 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		3.90%
C000143788 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.30%
C000143788 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		7.30%
C000143788 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value		27.00%
C000143789 [Member] | Commerzbank AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000143789 [Member] | Telix Pharmaceuticals Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000143789 [Member] | Pro Medicus Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000143789 [Member] | Sea Ltd. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000143789 [Member] | IHI Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000143789 [Member] | Rolls-Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000143789 [Member] | 3i Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143789 [Member] | Marks & Spencer Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143789 [Member] | Deutsche Bank AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143789 [Member] | Asics Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143789 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000143789 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000143789 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000143789 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000143789 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000143789 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000143789 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000143789 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143789 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143789 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000143789 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000143789 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000143789 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000143789 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000143789 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000143789 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000143789 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000143789 [Member] | PORTUGAL
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000143789 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143789 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000143789 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000143789 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000143789 [Member] | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000143789 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143789 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143789 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143789 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000143789 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000143789 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000183146 [Member] | Alpha Architect US Quantitative Momentum ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000183146 [Member] | Alpha Architect US Quantitative Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000183146 [Member] | Alpha Architect International Quantitative Momentum ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000183146 [Member] | Alpha Architect International Quantitative Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000183146 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000183146 [Member] | Investments Purchased with Proceeds from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000183146 [Member] | Exchange Traded Funds1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000238196 [Member] | Schwab Intermediate-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.20%
C000238196 [Member] | Vanguard Real Estate ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000238196 [Member] | United States Treasury Bill 5.13%, 10/03/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000238196 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000238196 [Member] | Exchange Traded Funds1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.80%
C000238196 [Member] | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000238588 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value		0.50%
C000238588 [Member] | Exchange Traded Funds1 [Member]
Holdings [Line Items]
Percent of Net Asset Value		11.70%
C000238588 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		117.00%
C000238588 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value		(29.20%)
C000237974 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	158.50%
C000237974 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(58.50%)